Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

	December 31, 2021	December 31, 2020
Cost	(in thousands)
Customer relationships	$4,056,642	$144,251
Order backlog	528,022	39,269
Trade names & brands	204,685	2,766
Patient database	170,525	2,552
Technology assets	121,507	11,173
Total cost	5,081,381	200,011

Accumulated amortization	(370,538)	(133,551)
Net book value	$4,710,843	$66,460

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2022 to December 31, 2026 is as follows:

Year Ended December 31, 2021
(in thousands)
2022	$456,973
2023	454,235
2024	338,463
2025	222,191
2026	208,175
$1,680,037